Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12. Property, plant and equipment
The movements in 2024 and 2023 were as follows:

	Land	Freehold buildings	Leasehold buildings	Fixtures, fittings and equipment	Computer equipment	Total
	£m	£m	£m	£m	£m	£m
Cost
1 January 2023	40	92	1,179	165	447	1,923
Additions	4	3	88	17	65	177
Acquisitions	—	—	1	—	—	1
Disposals and derecognition	—	—	(156)	(51)	(96)	(303)
Exchange adjustments	(32)	(61)	(51)	(12)	(26)	(182)
31 December 2023	12	34	1,061	119	390	1,616
Additions	—	2	69	15	76	162
Acquisitions	—	—	—	—	—	—
Disposals and derecognition	(3)	(4)	(158)	(58)	(83)	(306)
Reclassification	(64)	64	—	—	—	—
Exchange adjustments	91	48	(11)	(7)	4	125
31 December 2024	36	144	961	69	387	1,597
Depreciation and impairment
1 January 2023	—	2	532	80	308	922
Charge for the year	—	1	70	25	69	165
Impairment charges included within restructuring costs	—	—	52	3	1	56
Disposals and derecognition	—	—	(145)	(49)	(94)	(288)
Exchange adjustments	—	—	(29)	(14)	(24)	(67)
31 December 2023	—	3	480	45	260	788
Charge for the year	—	1	65	23	67	156
Impairment charges included within restructuring costs	—	—	2	—	—	2
Disposals and derecognition	—	(2)	(120)	(52)	(80)	(254)
Exchange adjustments	—	—	15	(9)	(10)	(4)
31 December 2024	—	2	442	7	237	688

Net book value
31 December 2024	36	142	519	62	150	909
31 December 2023	12	31	581	74	130	828
1 January 2023	40	90	647	85	139	1,001
At 31 December 2024, capital commitments contracted, but not provided for in respect of property, plant and equipment, were £14 million (2023: £38 million).